CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss and comprehensive loss	$ (1,766,448)	$ (2,856,160)
ITEMS NOT AFFECTING CASH
Share-based payments	406,399	574,974
Unrealized loss on marketable securities	91,700	33,500
Flow-through premium recovery	(767,435)
ITEMS NOT AFFECTING CASH	(269,336)	608,474
Change in non-cash working capital items	(1,736)	120,156
OPERATING ACTIVITIES	(2,037,520)	(2,127,530)
FINANCING ACTIVITIES
Private placement proceeds	3,354,300	3,340,826
Private placement issuance costs	(341,660)	(152,825)
Exercise of stock options	72,000	732,500
FINANCING ACTIVITIES	3,084,640	3,920,501
INVESTING ACTIVITIES
Redemption of short-term investments	1,500,000	2,186,861
Mineral property expenditures	(3,892,871)	(1,348,817)
Acquisition of mineral claims	(38,913)
INVESTING ACTIVITIES	(2,431,784)	838,044
CHANGE IN CASH AND CASH EQUIVALENTS	(1,384,664)	2,631,015
Cash and cash equivalents - Beginning	3,026,385	395,370
CASH AND CASH EQUIVALENTS - ENDING	$ 1,641,721	$ 3,026,385